LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

November 18, 1997

Dear Shareholder:

We are pleased to report that The JPM Institutional New York Total Return Bond Fund outperformed its competitors, as measured by the Lipper Intermediate Municipal Debt Bond Fund Average, for the six months ended September 30, 1997. In a challenging environment for municipal bond fund managers, we believe that careful credit analysis in the Fund's Portfolio helped it outperform its competitors.

For the reporting period, the Fund returned 5.62%, compared with 5.40% for the Lipper Intermediate Municipal Debt Bond Fund Average. The Fund fell just short, however, of the 5.69% return of its benchmark, the Lehman Brothers 1-16 year Municipal Bond Index. We feel it is important to note that this benchmark is an unmanaged index whose performance does not include fees or operating expenses, and which is not available to individual and/or institutional investors.

The Fund's net asset value increased from $10.31 per share to $10.64 at September 30, 1997 after making distributions of $0.24 per share from ordinary income, all of which were tax exempt. The Fund's net assets stood at $101.7 million as of September 30, 1997, up from $90.8 million on March 31, 1997. The net assets of The New York Total Return Bond Portfolio, in which the Fund invests, totaled approximately $169.6 million at September 30, 1997.

The report that follows includes an interview with Elaine Young and Robert Meiselas, members of the portfolio management team responsible for the Fund. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding global markets with you going forward. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                       /s/ Keith M Schappert

Ramon de Oliveira                           Keith M Schappert
Chairman of Asset Management Services       President of Asset Management
                                            Services
J.P. Morgan & Co. Incorporated              J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS. . . . . . . 1   GLOSSARY OF TERMS. . . . . . . . 6

FUND PERFORMANCE. . . . . . . . . . . . 2   FUND FACTS AND HIGHLIGHTS. . . . 7

PORTFOLIO MANAGER Q & A . . . . . . . . 3   FINANCIAL STATEMENTS . . . . . .10
--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the Fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over a specified time period, typically 1, 5, or 10 years (or since inception). Total returns for period of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                 TOTAL RETURNS              AVERAGE ANNUAL TOTAL RETURNS
                                           -----------------------     ----------------------------
                                           THREE           SIX           ONE           SINCE
AS OF SEPTEMBER 30, 1997                   MONTHS         MONTHS        YEAR         INCEPTION*
------------------------------------------------------------------     ----------------------------
The JPM Institutional New York
  Total Return Bond Fund                    2.50%          5.62%        7.87%          6.74%
Lehman Brothers 1-16 year
  Municipal Bond Index**                    2.62%          5.69%        8.42%          7.45%
Lehman Brothers 1-15 year
  Municipal Bond Index                      2.81%          6.08%        8.82%          7.57%
Lipper Intermediate
  Municipal Debt Bond Fund Average          2.50%          5.40%        7.42%          6.24%



*4/11/94 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION; AVERAGE ANNUAL RETURN SINCE ACTUAL INCEPTION IS 6.65%).

** PRIOR TO MAY 1, 1997 THE BENCHMARK WAS COMPOSED OF THE LEHMAN BROTHERS 1-15 YEAR MUNICIPAL BOND INDEX. COMMENCING MAY 1, 1997 THE BENCHMARK IS THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. BOTH ARE UNMANAGED INDICES THAT MEASURE MUNICIPAL BOND MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS.

PORTFOLIO MANAGER Q&A

This interview was conducted on November 17, 1997 with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for managing The New York Total Return Bond Portfolio, in which the Fund invests. It represents both Bob and Elaine's views on that date.

[PHOTO]

ELAINE YOUNG, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group and responsible for managing municipal bonds. In Ms. Young's previous position at Morgan, she traded tax-exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a B.S. degree in 1986 and an M.B.A. in Finance in 1989. Elaine is also a Chartered Financial Analyst.

[PHOTO}

ROBERT MEISELAS, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Mr. Meiselas is a CPA and joined J.P. Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. Johns University and has completed graduate work at Long Island University in the field of taxation.

PLEASE COMMENT ON WHAT HAS HAPPENED IN THE NEW YORK MUNICIPAL MARKET OVER THE PAST SIX MONTHS: HAVE YOU SEEN ANY NEW TRENDS DEVELOP?

RM: We've seen the continuation of a bull market for tax-exempt bonds caused by lower interest rates and fewer tax efficient investments. Also, municipal bonds are trading in a relatively narrow range as most new bond issues are issued with bond insurance. The predominance of bond insurance has heightened demand for uninsured investment-grade bonds and caused the credit spread for these bonds to narrow as well. These factors have led to favorable investment returns for muni bond investors.

    Prices for New York bonds rose as investors saw an improvement in New York State and New York City's financial health. Also, New York issues were in short supply during the summer months. The lack of New York supply was due, in large part, to a long delay before legislative approval of the New York State budget. After the budget was approved, the pace of new issues dramatically increased and prices for most New York issues modestly weakened.

WHEN WE LAST SPOKE TO YOUR INVESTMENT TEAM (SIX MONTHS AGO), YOU INDICATED THAT THERE WAS A CONTINUING SHORT SUPPLY OF TAX-EXEMPT ISSUES. IS SHORT SUPPLY STILL A PROBLEM?

EY: As Bob pointed out, the supply of New York bonds has fluctuated during the last six months. I wouldn't say that the varying levels of supply is a "problem" for Morgan, however, as we are a large institutional investor. While it's true that tight supply can inhibit some short-term opportunities to add value, we are also able to take advantage of supply fluctuations to buy or sell securities at attractive prices.

HOW HAS NEW YORK'S ECONOMY AFFECTED ITS MUNI MARKET?

RM: The favorable economic climate has helped to improve the financial health of New York State and its municipal subdivisions. Job growth and spending have led to increased tax revenues which have helped to balance budgets and, in some cases, created small budget surpluses. At the same time, Federal and State officials have paid more attention to contain the growth of expenditures. These factors and some other related issues have stimulated greater confidence in the credit standing of many muni borrowers. As such, lower perceived risk contributed to higher bond prices.

    Although it is theoretically possible that a balanced budget could reduce the need for borrowing, we believe that New York faces some challenges to improve and repair its municipal infrastructure. Rather than curtail borrowing plans, New York's improved financial health may allow it to increase borrowing in order to finance some much needed repairs.

    Lastly, New York State and New York City have enacted modest reductions in their income tax rates. While tax reductions reduce the after-tax efficiency of municipal bonds, the reductions have been too small to significantly affect muni bond prices.

SPECIFICALLY REGARDING THE FUND'S PERFORMANCE, WE NOTICE THAT IT RANKED FAVORABLY AGAINST ITS COMPETITORS FOR THE REPORTING PERIOD, AS MEASURED BY THE LIPPER INTERMEDIATE MUNICIPAL DEBT BOND FUND AVERAGE. WHAT WERE SOME OF THE FACTORS THAT CONTRIBUTED TO THE FUND'S PERFORMANCE?

EY: Performance has been relatively good, but investors should bear in mind that we are equally interested in managing risk and volatility. Our muni bond funds target segments of the muni bond market where risk and return are attractively balanced. Some competitors are able to obtain higher short-term return, but introduce much greater risk and volatility in doing so. Also, we strive to take the impact of income taxes into consideration when making investment decisions. At a future date, other mutual funds may report better results than our Portfolio, but investors must be careful to weigh the incremental risk that may accompany those higher returns.

    We think our success is due to our disciplined investment process. We make investments when we believe that we have an information advantage that we can apply in the market. Based on our internal analysis, we try to buy undervalued securities and sell those bonds whose prices may have peaked. During this reporting period, our success was largely attributable to our security selection process. Success in this area comes back to having the right tools and resources, a process that works, as well as the experience and expertise to manage bond portfolios.

RM: I would add that good fundamental credit analysis has enabled us to stay ahead of the market. This has always been a Morgan hallmark and has served us well during this reporting period.

    Our analysts, for example, have long believed that the market price for New York City bonds was not reflecting its improved financial position. In the last year, prices for New York City bonds have skyrocketed as the rest of the market came around to this realization.

WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS, AND HOW ARE YOU POSITIONING THE PORTFOLIO ACCORDINGLY?

RM: Earlier on, we said that New York had profited by a strong national economy. It's likely that this financial improvement will slow or even stop as the nation's economic cycle begins to change. We don't expect this to signal a return to past conditions, but the portion of the New York muni bond rally that is being sparked by improved financial performance could end.

EY: Generally, we expect current market conditions to persist. In order to continue to succeed in this tight market, we know that we are going to have to work harder to find opportunities. We will continue to favor more complex instruments such as zero coupon bonds, AMT bonds, and tax-exempt private placements because we have the tools to take advantage of these investments and avoid the pitfalls. We will also utilize our municipal credit research group to help us stay ahead of any issuer specific bond price fluctuations.

    Muni bond yields have been fluctuating within a relatively narrow range.
The bond market has been shifting abruptly within this range based on the latest economic news and as the opinions of Fed-watchers change. In view of the run-up in bond prices, we have found it difficult to take advantage of interest rate shifts without incurring capital gains that may outweigh the return. We recently moved the Portfolio duration to be "neutral" to its benchmark until we identify a trend that we can take advantage of.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's or Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%) while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payment until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS


INVESTMENT OBJECTIVE
The JPM Institutional New York Total Return Bond Fund seeks to provide a high after-tax total return for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.


--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/11/94

--------------------------------------------------------------------------------
NET ASSETS AS OF 9/30/97
$101,693,063

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/19/97


EXPENSE RATIO
The Fund's current annual expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF SEPTEMBER 30, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

    REVENUE BOND 70.5%
    GENERAL OBLIGATION 23.4%
    SHORT TERM/OTHER 3.4%
    SPECIAL OBLIGATIONS 1.5%
    PRIVATE PLACEMENTS 1.2%


30-DAY SEC YIELD
4.29%

DURATION
5.79 years


QUALITY PROFILE
AAA-A         69%
Other         31%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. AN INVESTMENT IN THE FUND WILL FLUCTUATE AND MAY LOSE VALUE.

Past performance is no guarantee for future performance. Returns are net of fees, assume the reinvestment of fund distributions and may reflect the reimbursement of the fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. Income may be subject to state and local taxes. Some income may be subject to the Federal alternative minimum tax.The Fund invests through a master portfolio(another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

                     THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The New York Total Return Bond
  Portfolio ("Portfolio"), at value                $102,033,375
Receivable for Expense Reimbursements                     5,515
Deferred Organization Expenses                            3,436
Prepaid Expenses and Other Assets                           651
                                                   ------------
    Total Assets                                    102,042,977
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       309,515
Shareholder Servicing Fee Payable                         6,303
Administrative Services Fee Payable                       2,548
Administration Fee Payable                                  462
Fund Services Fee Payable                                    65
Trustees' Fees Payable                                       20
Accrued Expenses                                         31,001
                                                   ------------
    Total Liabilities                                   349,914
                                                   ------------
NET ASSETS
Applicable to 9,556,228 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $101,693,063
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $10.64
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $ 98,126,699
Undistributed Net Investment Income                      44,234
Accumulated Net Realized Gain on Investment              20,387
Net Unrealized Appreciation of Investment             3,501,743
                                                   ------------
    Net Assets                                     $101,693,063
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $2,575,354
Allocated Portfolio Expenses                                   (202,682)
                                                             ----------
    Net Investment Income Allocated from
      Portfolio                                               2,372,672
FUND EXPENSES
Shareholder Servicing Fee                          $37,609
Administrative Services Fee                         15,431
Transfer Agent Fees                                  9,104
Registration Fees                                    5,561
Printing Expenses                                    5,234
Professional Fees                                    4,763
Fund Services Fee                                    1,756
Administration Fee                                   1,486
Amortization of Organization Expenses                1,144
Trustees' Fees and Expenses                            919
Miscellaneous                                        1,420
                                                   -------
    Total Fund Expenses                             84,427
Less: Reimbursement of Expenses                    (36,381)
                                                   -------
NET FUND EXPENSES                                                48,046
                                                             ----------
NET INVESTMENT INCOME                                         2,324,626
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                      84,525
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                         3,046,429
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $5,455,580
                                                             ----------
                                                             ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE FISCAL
                                                   SEPTEMBER 30, 1997     YEAR ENDED
                                                      (UNAUDITED)       MARCH 31, 1997
                                                   ------------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       2,324,626    $   3,348,957
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                              84,525          (64,801)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                                3,046,429         (224,030)
                                                   ------------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                           5,455,580        3,060,126
                                                   ------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                     (2,324,627)      (3,348,798)
Net Realized Gain                                                 --          (48,935)
                                                   ------------------   --------------
    Total Distributions to Shareholders                   (2,324,627)      (3,397,733)
                                                   ------------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold          28,474,570       50,415,260
Reinvestment of Dividends and Distributions                  426,849          875,189
Cost of Shares of Beneficial Interest Redeemed           (21,131,632)      (8,086,743)
                                                   ------------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                  7,769,787       43,203,706
                                                   ------------------   --------------
    Total Increase in Net Assets                          10,900,740       42,866,099
NET ASSETS
Beginning of Period                                       90,792,323       47,926,224
                                                   ------------------   --------------
End of Period (including undistributed net
  investment income of $44,234 for both reporting
  periods)                                         $     101,693,063    $  90,792,323
                                                   ------------------   --------------
                                                   ------------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                     FOR THE PERIOD
                                                        FOR THE         FOR THE FISCAL YEAR ENDED    APRIL 11, 1994
                                                    SIX MONTHS ENDED            MARCH 31,           (COMMENCEMENT OF
                                                   SEPTEMBER 30, 1997   -------------------------    OPERATIONS) TO
                                                      (UNAUDITED)          1997          1996        MARCH 31, 1995
                                                   ------------------   -----------   -----------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           10.31    $    10.34    $    10.11    $         10.00
                                                   ------------------   -----------   -----------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.24          0.48          0.49               0.42
Net Realized and Unrealized Gain (Loss) on
  Investment                                                    0.33         (0.02)         0.25               0.11
                                                   ------------------   -----------   -----------   ----------------
Total from Investment Operations                                0.57          0.46          0.74               0.53
                                                   ------------------   -----------   -----------   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                          (0.24)        (0.48)        (0.49)             (0.42)
Net Realized Gain                                                 --         (0.01)        (0.02)                --
                                                   ------------------   -----------   -----------   ----------------
Total Distributions to Shareholders                            (0.24)        (0.49)        (0.51)             (0.42)
                                                   ------------------   -----------   -----------   ----------------

NET ASSET VALUE, END OF PERIOD                     $           10.64    $    10.31    $    10.34    $         10.11
                                                   ------------------   -----------   -----------   ----------------
                                                   ------------------   -----------   -----------   ----------------
Total Return                                                    5.62%(a)       4.54%        7.40%              5.49%(a)
                                                   ------------------   -----------   -----------   ----------------
                                                   ------------------   -----------   -----------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $         101,693    $   90,792    $  $47,926    $        20,621
Ratios to Average Net Assets
  Expenses                                                      0.50%(b)       0.50%        0.50%              0.50%(b)
  Net Investment Income                                         4.64%(b)       4.70%        4.67%              4.65%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                       0.07%(b)       0.14%        0.17%              0.55%(b)

------------------------
(a) Not annualized

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional New York Total Return Bond Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust") , which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on April 11, 1994.

The Fund invests all of its investable assets in The New York Total Return Bond Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (60% at September 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

   c) Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The Fund incurred organization expenses in the amount of $11,787. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to reimburse the Fund for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

   e) The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. As of March 31, 1997, the Fund incurred and elected to defer post-October losses of $20,009 until the next taxable year. For federal income tax purposes, the Fund had a capital loss carryforward at March 31, 1997 of approximately $44,000, all of which expires in the year 2005. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

   f) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

   a) The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the six months ended September 30, 1997, the fee for these services amounted to $1,486.

   b) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and the other portfolios in which the Trust and The JPM Pierpont Funds invest (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended September 30, 1997, the fee for these services amounted to $15,431.

      Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.50% of the average daily net assets of the Fund through July 31, 1998. For the six months ended September 30, 1997, Morgan has agreed to reimburse the Fund $36,381 for expenses under this agreement.

   c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended September 30, 1997, the fee for these services amounted to $37,609.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

   d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $1,756 for the six months ended September 30, 1997.

   e) An annual aggregate fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE FISCAL
                                                   SEPTEMBER 30, 1997     YEAR ENDED
                                                      (UNAUDITED)       MARCH 31, 1997
                                                   ------------------   --------------
Shares sold......................................          2,720,782        4,869,447
Reinvestment of dividends and distributions......             40,592           84,420
Shares redeemed..................................         (2,014,456)        (780,634)
                                                   ------------------   --------------
Net Increase.....................................            746,918        4,173,233
                                                   ------------------   --------------
                                                   ------------------   --------------

4. CREDIT AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the Fund are in the Portfolio, the Portfolio is party to certain covenants of the Agreement. The maximum borrowing under the commitment Agreement is $150,000,000. The Agreement expires on May 27, 1998, however, the Fund as party to the Agreement will have the ability to extend the Agreement and continue its participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of September 30, 1997.

The New York Total Return Bond Portfolio
Semi-annual Report September 30, 1997
(unaudited)
(The following pages should be read in conjunction with The JPM Institutional New York Total Return Bond Fund
Semi-annual Financial Statements)

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
LONG-TERM INVESTMENTS (96.6%)
ALASKA (1.0%)
$       2,000     North Slope Borough, Zero Coupon, (Capital
                    Appreciation, Series A), MBIA Insured..........     GO        Aaa/AAA         06/30/01     0.000%  $   1,693,840
                                                                                                                       -------------

CALIFORNIA (0.6%)
        1,000     Kaweah Delta Hospital District, Tulare County,
                    (Series F, due 06/01/14).......................     PP         NR/NR          06/01/00(a)  5.250       1,000,330
                                                                                                                       -------------

GEORGIA (0.5%)
          750     Georgia Municipal Electric Authority, (Refunding,
                    Series A)......................................     RB          A/A           01/01/12     6.500         844,785
                                                                                                                       -------------

NEVADA (0.8%)
        2,450     Clark County School District, Zero Coupon,
                    (Refunding, Series B), FGIC Insured............     GO        Aaa/AAA         03/01/09     0.000       1,384,666
                                                                                                                       -------------

NEW YORK (88.8%)
        2,250     Grand Central District Management Association
                    Inc., (Business Improvement District,
                    Prerefunded, due 01/01/22).....................     SO        Aaa/AAA         01/01/02(a)  6.500       2,484,360
        4,000     Metropolitan Transportation Authority, (Commuter
                    Facilities, Refunding, Series D), MBIA
                    Insured........................................     RB        Aaa/AAA         07/01/06     6.000       4,405,480
        5,500     Metropolitan Transportation Authority, (Dedicated
                    Tax Fund, Series A), MBIA Insured..............     RB        Aaa/AAA         04/01/11     6.250       6,232,985
        1,370     Metropolitan Transportation Authority, (Service
                    Contract, Commuter Facilities, Refunding,
                    Series N)......................................     RB       Baa1/BBB+        07/01/02     6.625       1,488,930
        1,500     Metropolitan Transportation Authority, (Service
                    Contract, Commuter Facilities, Refunding,
                    Series O)......................................     RB       Baa1/BBB+        07/01/08     5.750       1,590,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       1,500     Metropolitan Transportation Authority,
                    (Transportation Facilities, Refunding, Series
                    K), MBIA Insured...............................     RB        Aaa/AAA         07/01/07     6.300%  $   1,688,400
        1,075     Monroe County, (Public Improvement, Partially
                    Prerefunded, Partially Escrowed to Maturity),
                    AMBAC Insured..................................     GO        Aaa/AAA         06/01/08     5.875       1,182,801
           55     Monroe County, (Public Improvement, Prerefunded,
                    Escrowed to Maturity), AMBAC Insured...........     GO        Aaa/AAA         06/01/08     5.875          60,759
        1,500     Municipal Assistance Corp. for the City of New
                    York, (Refunding, Series J)....................     RB        Aa2/AA-         07/01/04     6.000       1,633,290
        2,000     Municipal Assistance Corp. for the City of New
                    York, (Series 68)..............................     RB         Aa2/AA         07/01/99     7.000       2,101,460
        1,460     New York City Industrial Development Agency,
                    (Civil Facilities Revenue, YMCA Greater New
                    York Project)..................................     RB        Baa3/NR         08/01/05     6.000       1,555,528
        1,000     New York City Industrial Development Agency,
                    (Civil Facilities Revenue, YMCA Greater New
                    York Project)..................................     RB        Baa3/NR         08/01/06     6.000       1,066,960
        1,750     New York City, (Refunding, Series A).............     GO       Baa1/BBB+        08/01/02     5.750       1,837,027
        1,250     New York City, (Refunding, Series A).............     GO       Baa1/BBB+        08/01/04     7.000       1,410,100
        1,715     New York City, (Refunding, Series A).............     GO       Baa1/BBB+        08/01/02     5.700       1,796,600
        6,000     New York City, (Refunding, Series A, due
                    08/01/03)......................................     GO       Baa1/BBB+        08/01/02(a)  6.250       6,472,260
        1,070     New York City, (Refunding, Series C).............     GO       Baa1/BBB+        02/01/04     6.000       1,140,556
        1,500     New York City, (Refunding, Series H).............     GO       Baa1/BBB+        03/15/05     6.500       1,650,360
        4,135     New York City, (Refunding, Series M).............     GO       Baa1/BBB+        06/01/99     6.000       4,258,223
        3,125     New York City, (Refunding, Series M).............     GO       Baa1/BBB+        06/01/00     6.000       3,254,219

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       1,000     New York State Dormitory Authority, (City
                    University System, Series D)...................     RB       Baa1/BBB+        07/01/03     8.750%  $   1,200,730
        1,900     New York State Dormitory Authority, (Mental
                    Health Services Facilities Improvement,
                    Refunding, Series E), AMBAC Insured............     RB        Aaa/AAA         08/15/04     6.000       2,064,464
        5,650     New York State Dormitory Authority, (Mental
                    Health Services Facilities Improvements,
                    Refunding, Series B)...........................     RB        Baa1/A-         02/15/06     6.000       6,076,405
        1,175     New York State Dormitory Authority, (Mental
                    Health Services Facilities Improvements, Series
                    B).............................................     RB        Baa1/A-         02/15/09     6.500       1,326,411
        1,750     New York State Dormitory Authority, (State
                    University Educational Facilities, Prerefunded,
                    Series B, due 05/15/15)........................     RB        Aaa/BBB+        05/15/00(a)  7.250       1,919,050
        1,500     New York State Dormitory Authority, (State
                    University Educational Facilities, Refunding,
                    Series A)......................................     RB       Baa1/BBB+        05/15/04     6.500       1,648,500
        1,500     New York State Dormitory Authority, (State
                    University Educational Facilities, Refunding,
                    Series A), AMBAC Insured.......................     RB        Aaa/AAA         05/15/07     5.500       1,605,150
        3,000     New York State Dormitory Authority, (State
                    University Educational Facilities, Refunding,
                    Series A), FGIC Insured........................     RB        Aaa/AAA         05/15/11     5.875       3,291,210
        1,580     New York State Dormitory Authority, (State
                    University Educational Facilities, Refunding,
                    Series B), AMBAC Insured.......................     RB        Aaa/AAA         05/15/09     5.250       1,644,116

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       1,000     New York State Dormitory Authority, (State
                    University Educational Facilities, Series A)...     RB       Baa1/BBB+        05/15/99     6.625%  $   1,040,200
        1,210     New York State Dormitory Authority, (University
                    of Rochester, Series A)........................     RB         A1/A+          07/01/06     6.500       1,373,072
        1,110     New York State Dormitory Authority, (Lease
                    Revenue, State University Dormitory Facilities,
                    Series A), AMBAC Insured.......................     RB        Aaa/AAA         07/01/11     6.000       1,228,681
        5,000     New York State Environmental Facilities Corp.,
                    (PCR, Refunding)...............................     RB         Aa2/A-         06/15/11     5.750       5,363,300
        5,000     New York State Environmental Facilities Corp.,
                    (Special Obligation, Prerefunded, due
                    04/01/22)......................................     RB        Aaa/AAA         04/01/02(a)  7.375       5,721,400
        1,000     New York State Housing Finance Agency, (Service
                    Contract Obligation, Prerefunded, Series A, due
                    09/15/20)......................................     RB        Aaa/AAA         03/15/01(a)  7.800       1,132,400
        1,250     New York State Local Government Assistance Corp.,
                    (Prerefunded, Series A, due 04/01/16)..........     RB        Aaa/AAA         04/01/01(a)  7.000       1,386,900
        1,000     New York State Local Government Assistance Corp.,
                    (Prerefunded, Series A, due 04/01/21)..........     RB        Aaa/AAA         04/01/02(a)  7.125       1,134,130
        2,000     New York State Local Government Assistance Corp.,
                    (Refunding, Series A), AMBAC Insured...........     RB        Aaa/AAA         04/01/06     6.000       2,191,540
        3,350     New York State Local Government Assistance Corp.,
                    (Refunding, Series E)..........................     RB         A3/A+          04/01/14     6.000       3,679,707
        1,000     New York State Local Government Assistance Corp.,
                    (Series A).....................................     RB         A3/A+          04/01/00     6.200       1,047,530

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       1,000     New York State Local Government Assistance Corp.,
                    (Series C).....................................     RB         A3/A+          04/01/12     6.000%  $   1,095,770
        1,500     New York State Medical Care Facilities Finance
                    Agency, (Mental Health Services, Refunding,
                    Series F)......................................     RB        Baa1/A-         02/15/03     6.000       1,593,045
        1,565     New York State Medical Care Facilities Finance
                    Agency,
                    (St. Lukes Hospital, Prerefunded, Series B, due
                    02/15/29), FHA Insured.........................     RB        Aaa/AAA         02/15/00(a)  7.450       1,713,065
        2,000     New York State Power Authority, (Revenue &
                    General Purpose, Refunding, Series W)..........     RB        Aa2/AA-         01/01/03     6.625       2,209,460
        2,195     New York State Power Authority, (Revenue &
                    General Purpose, Refunding, Series W)..........     RB        Aa2/AA-         01/01/08     6.500       2,505,658
        2,000     New York State Thruway Authority, (Service
                    Contract, Local Highway & Bridge)..............     RB        Baa1/BBB        04/01/05     6.000       2,145,820
        2,000     New York State Thruway Authority, (Service
                    Contract, Local Highway & Bridge, Refunding)...     RB       Baa1/BBB+        04/01/04     5.500       2,084,200
        2,470     New York State Urban Development Corp., (Center
                    for Industrial Innovation, Refunding)..........     RB       Baa1/BBB+        01/01/06     6.250       2,695,635
        1,155     New York State Urban Development Corp., (Center
                    for Industrial Innovation, Refunding)..........     RB       Baa1/BBB+        01/01/07     6.250       1,265,279
        3,000     New York State Urban Development Corp.,
                    (Correctional Capital Facilities, Prerefunded,
                    Series 2, due 01/01/21)........................     RB        Aaa/BBB+        01/01/01(a)  6.500       3,215,040
        2,000     New York State Urban Development Corp.,
                    (Correctional Capital Facilities, Series 6)....     RB       Baa1/BBB+        01/01/03     6.000       2,122,480

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       2,635     New York State Urban Development Corp.,
                    (Sub-Lien, Refunding)..........................     RB          A/A           01/01/06     6.000%  $   2,872,519
        5,250     New York State, (Refunding, Series A)............     GO         A2/A-          07/15/06     6.500       5,960,115
        1,000     Orange County, (Refunding).......................     GO         Aa2/NR         11/15/04     5.500       1,068,490
        1,000     Orange County, (Refunding).......................     GO         Aa2/NR         11/15/05     5.500       1,073,000
        7,730     Port Authority of New York & New Jersey, (Special
                    Obligation, Series 6), MBIA Insured............     RB        Aaa/AAA         12/01/11     6.250       8,693,545
        1,030     Suffolk County Water Authority, Water Systems
                    Revenue, (Prerefunded, due 06/01/04), AMBAC
                    Insured........................................     RB        Aaa/AAA         06/01/00(a)  6.600       1,113,986
        1,000     Triborough Bridge & Tunnel Authority, (General
                    Purpose, Series A).............................     RB         Aa/A+          01/01/11     6.000       1,104,150
        1,000     Triborough Bridge & Tunnel Authority, (General
                    Purpose, Series X).............................     RB         Aa/A+          01/01/12     6.625       1,167,490
        1,500     Triborough Bridge & Tunnel Authority, (General
                    Purpose, Series Y).............................     RB         Aa/A+          01/01/07     5.900       1,639,575
        3,000     Triborough Bridge & Tunnel Authority,
                    (Prerefunded, Series T, due 01/01/20)..........     RB         Aaa/A+         01/01/01(a)  7.000       3,312,810
        1,000     Trust for Cultural Resources of the City of New
                    York, (Series 1997, due 01/01/05)..............     PP         NR/NR          10/01/01(a)  5.250       1,011,960
        2,000     United Nations Development Corp., (Senior Lien,
                    Series A, Prerefunded, due 07/01/26)...........     RB         A2/NR          07/01/03(a)  6.000       2,204,980
        3,230     Yonkers, (Series C), AMBAC Insured...............     GO        Aaa/AAA         08/01/04     5.500       3,414,175
                                                                                                                       -------------
                      TOTAL NEW YORK...............................                                                      150,667,441
                                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
PUERTO RICO (3.2%)
$       2,000     Puerto Rico Commonwealth, (Refunding)............     GO         Baa1/A         07/01/99     5.500%  $   2,049,480
        3,000     University of Puerto Rico, (Refunding, Series N),
                    MBIA Insured...................................     RB        Aaa/AAA         06/01/05     6.250       3,357,750
                                                                                                                       -------------
                      TOTAL PUERTO RICO............................                                                        5,407,230
                                                                                                                       -------------

TEXAS (0.1%)
          120     Austin, Water Sewer & Electric Revenue, (Escrowed
                    to Maturity, Refunding)........................     RB          A/NR          11/15/97    13.500         121,418
                                                                                                                       -------------

MISCELLANEOUS (1.6%)
        2,100     Mashantucket Western Pequot Tribe, (Special
                    Revenue, Series A), 144A.......................     RB       Baa2/BBB-        09/01/01     6.250       2,230,620
          500     Mashantucket Western Pequot Tribe, (Special
                    Revenue, Series A), 144A.......................     RB       Baa2/BBB-        09/01/02     6.250         535,930
                                                                                                                       -------------
                      TOTAL MISCELLANEOUS..........................                                                        2,766,550
                                                                                                                       -------------
                      TOTAL LONG TERM INVESTMENTS (COST $157,651,093)...............................................     163,886,260
                                                                                                                       -------------
SHORT-TERM INVESTMENTS (3.4%)
GEORGIA (0.6%)
        1,000     Bartow County, Georgia Development Authority,
                    (PCR, Georgia Power Co.,
                    1st Series, due 06/01/23)......................    VRDN       VMIG1/NR        10/01/97(a)  4.000       1,000,000

NEW YORK (2.5%)
          700     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems Revenue, Series A, due
                    06/15/25), FGIC Insured........................    VRDN      VMIGI/A-1+       10/01/97(a)  4.100         700,000
          900     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems Revenue, Series C, due
                    06/15/23), FGIC Insured........................    VRDN      VMIGI/A-1+       10/01/97(a)  3.850         900,000
          100     New York City, (Series B, due 10/01/21), FGIC
                    Insured........................................    VRDN      VMIGI/A-1+       10/01/97(a)  4.100         100,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MOODY'S/       MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         S&P            DATE        RATE        VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ------   -------------
NEW YORK (CONTINUED)
$       2,000     New York State Energy Research and Development
                    Authority, (PCR, New York Electric and Gas,
                    Refunding, Series B, due 02/01/29), LOC Union
                    Bank of Switzerland............................    VRDN      VMIGI/A-1+       10/01/97(a)  3.900%  $   2,000,000
          500     New York State Energy Research and Development
                    Authority, (PCR, New York Electric and Gas,
                    Refunding, Series D, due 10/01/29), LOC Union
                    Bank of Switzerland............................    VRDN      VMIGI/A-1+       10/01/97(a)  3.700         500,000
                                                                                                                       -------------
                                                                                                                           4,200,000
                                                                                                                       -------------

WASHINGTON (0.3%)
          500     Washington State Health Care Facilities Authority
                    (VA Mason Medical Center, Refunding, Series B,
                    due 02/15/27)..................................    VRDN      VMIG1/A-1+       10/01/97(a)  3.850         500,000
                                                                                                                       -------------
                  TOTAL SHORT-TERM INVESTMENTS (COST $5,700,000)....................................................       5,700,000
                                                                                                                       -------------
                  TOTAL INVESTMENTS (COST $163,351,093) (100.0%)....................................................     169,586,260
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)......................................................          45,631
                                                                                                                       -------------
                  NET ASSETS (100.0%)...............................................................................   $ 169,631,891
                                                                                                                       -------------
                                                                                                                       -------------

------------------------------
Note: Based on the cost of investments of $163,351,093 for federal income tax purposes at September 30, 1997, the aggregate gross unrealized appreciation and depreciation was $6,241,720 and $6,553, respectively, resulting in net unrealized appreciation of investments of $6,235,167.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

Definition of terms used:

AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, MBIA - Municipal Bond Investors Assurance Corp., LOC - Letter of Credit, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, SO - Special Obligation, VRDN - Variable Rate Demand Note.

Escrowed to Maturity - Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity coincides with the first call date of the first bond.

Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding - Bonds for which the issuer has issued new bonds and cancelled the old issue.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $163,351,093 )          $169,586,260
Cash                                                      4,810
Receivable for Investments Sold                       4,146,440
Interest Receivable                                   2,584,157
Deferred Organization Expenses                            3,472
Prepaid Trustees' Fees                                      171
Prepaid Expenses and Other Assets                         1,087
                                                   ------------
    Total Assets                                    176,326,397
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     6,601,140
Advisory Fee Payable                                     41,576
Custody Fee Payable                                      12,432
Administrative Services Fee Payable                       7,540
Administration Fee Payable                                  381
Fund Services Fee Payable                                   105
Accrued Expenses                                         31,332
                                                   ------------
    Total Liabilities                                 6,694,506
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $169,631,891
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $4,154,261
EXPENSES
Advisory Fee                                       $243,251
Custodian Fees and Expenses                          28,950
Administrative Services Fee                          24,950
Professional Fees and Expenses                       18,384
Fund Services Fee                                     2,822
Trustees' Fees and Expenses                           1,552
Administration Fee                                    1,452
Amortization of Organization Expenses                 1,155
Miscellaneous                                         4,428
                                                   --------
    Total Expenses                                               326,944
                                                              ----------
NET INVESTMENT INCOME                                          3,827,317
NET REALIZED GAIN ON INVESTMENTS                                 310,536
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                  4,736,566
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $8,874,419
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE FISCAL
                                                   SEPTEMBER 30, 1997     YEAR ENDED
                                                      (UNAUDITED)       MARCH 31, 1997
                                                   ------------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       3,827,317    $    6,033,800
Net Realized Gain (Loss) on Investments                      310,536           (18,872)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                            4,736,566          (401,871)
                                                   ------------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                           8,874,419         5,613,057
                                                   ------------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                             46,409,477        71,063,672
Withdrawals                                              (33,574,989)      (27,423,240)
                                                   ------------------   --------------
    Net Increase from Investors' Transactions             12,834,488        43,640,432
                                                   ------------------   --------------
    Total Increase in Net Assets                          21,708,907        49,253,489
NET ASSETS
Beginning of Period                                      147,922,984        98,669,495
                                                   ------------------   --------------
End of Period                                      $     169,631,891    $  147,922,984
                                                   ------------------   --------------
                                                   ------------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                             FOR THE FISCAL      FOR THE PERIOD
                                                        FOR THE                YEAR ENDED        APRIL 11, 1994
                                                    SIX MONTHS ENDED           MARCH 31,        (COMMENCEMENT OF
                                                   SEPTEMBER 30, 1997      ------------------    OPERATIONS) TO
                                                      (UNAUDITED)           1997        1996     MARCH 31, 1995
                                                   ------------------      ------      ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      0.40%(a)     0.43%       0.44%             0.48%(a)
  Net Investment Income                                         4.72%(a)     4.75%       4.72%             4.59%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                         --           --          --              0.03%(a)
  Portfolio Turnover                                              27%          35%         41%               63%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The Portfolio commenced operations on April 11, 1994. The Portfolio's investment objective is to provide a high after-tax total return for New York residents consistent with moderate risk of capital. The Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) Portfolio securities with a maturity of more than 60 days, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the OTC market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. If such prices are not supplied by the Fund's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of 60 days or less are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. The Portfolio values municipal securities on the basis of prices from a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.

   b) The Portfolio incurred organization expenses in the amount of $11,473. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------

   d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended September 30, 1997, such fees amounted to $243,251.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended September 30, 1997, the fee for these services amounted to $1,452.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended September 30, 1997, the fee for these services amounted to $24,950.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $2,822 for the six months ended September 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30,1997
--------------------------------------------------------------------------------
      fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended September 30, 1997, were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
Municipal Obligations............................  $53,258,216   $49,017,433

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

JPM INSTITUTIONAL PRIME MONEY MARKET FUND

JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND

JPM INSTITUTIONAL TREASURY MONEY MARKET FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL U.S. EQUITY FUND

JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

JPM INSTITUTIONAL EUROPEAN EQUITY FUND

JPM INSTITUTIONAL JAPAN EQUITY FUND

JPM INSTITUTIONAL ASIA GROWTH FUND


FOR MORE INFORMATION ON THE JPM INSTITUTIONAL
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.


The
JPM Institutional
New York
Total Return
Bond Fund


SEMI-ANNUAL REPORT
SEPTEMBER 30, 1997